SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and credit risk (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item customer	Dec. 31, 2024 USD ($) item customer	Dec. 31, 2023 item customer
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FDIC, deposit at financial institutions | $	$ 1,089,406	$ 1,400,025
Accounts receivable | Credit concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of advertisers	2	4
Accounts receivable | Credit concentration risk | Advertiser one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)		23.10%
Accounts receivable | Credit concentration risk | Advertiser two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)		21.20%
Accounts receivable | Credit concentration risk | Advertiser three
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	43.40%	15.80%
Accounts receivable | Credit concentration risk | Advertiser four
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	38.10%	12.30%
Revenue | Customer concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of customers | customer	3	3	2
Revenue | Customer concentration risk | Customer one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	43.00%	47.70%	47.70%
Revenue | Customer concentration risk | Customer two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	19.30%	19.30%	12.20%
Revenue | Customer concentration risk | Customer three
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	16.60%	15.60%
Accounts payable | Supplier concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers	1	1
Accounts payable | Supplier concentration risk | Publisher one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	82.30%	86.60%
Purchase | Supplier concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers	1	2	2
Purchase | Supplier concentration risk | Publisher one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	93.00%	70.70%	59.90%
Purchase | Supplier concentration risk | Publisher two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)		23.70%	25.10%